Cost of Sales (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Cost of Sales [Line Items]
Total depreciation	RM 2,321,680	$ 568,510	RM 1,385,801
Cost of Sales [Member]
Cost of Sales [Line Items]
Total depreciation	RM 2,321,680		RM 1,385,801